Stock Plans (Schedule Of Restricted And Deferred Stock Activity) (Details) (USD $)	12 Months Ended
Dec. 31, 2011
Stock Plans [Abstract]
Balance at beginning of year, Number of Shares	8,765,598
Granted, Number of Shares	2,216,160
Vested, Number Of Shares	(2,259,327)
Forfeited, Number of Shares	(312,015)
Balance at end of year, Number of Shares	8,410,416
Balance at beginning of year, Weighted-Average Grant Date Fair Value Per Share	$ 19.72
Granted, Weighted-Average Grant Date Fair Value Per Share	$ 24.34
Vested, Weighted-Average Grant Date Fair Value Per Share	$ 22.41
Forfeited, Weighted-Average Grant Date Fair Value Per Share	$ 20.84
Balance at end of year, Weighted-Average Grant Date Fair Value Per Share	$ 20.17